Submission	Oct. 26, 2026
Submission [Line Items]
Central Index Key	0000102109
Registrant Name	DeFi Capital Markets, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES